LEASE OBLIGATIONS - Disclosure of changes in lease obligation (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Lease liabilities [abstract]
Balance - beginning of period	$ 348,244	$ 591,183	$ 1,008,331	$ 739,106
Liability settled	(218,880)	(213,183)		(183,342)
Liability revaluation	0	(51,149)
Interest expense	9,320	21,393		35,419
Balance - end of the period	138,684	348,244		591,183
Lease obligation	138,684	188,370
Long-term portion	0	159,874
Total lease obligation	$ 138,684	$ 348,244		$ 591,183